TYPE			13F-HR
PERIOD			09/30/04
FILER
CIK			0001107213
CCC			q6atzye@
FILER
SROS			None
SUBMISSION-CONTACT
NAME			E. Todd Briddell
PHONE			610-818-4650
SUBMISSION-CONTACT
NOTIFY-INTERNET		ETBriddell@Urdang.com

			UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F
			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA  November 12, 2004
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	59
Form 13F Information Table Value Total:	$939,700

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alexandria Real Estate Equitie                  015271109    18663   283975 SH       SOLE                   283975
American Financial Realty Trus                  02607P305     1305    92500 SH       SOLE                    92500
Apartment Investment and Manag                  03748R101    14527   417675 SH       SOLE                   417675
Arden Realty, Inc.                              039793104    18552   569415 SH       SOLE                   569415
Avalon Bay Communities                          053484101    33332   553500 SH       SOLE                   553500
BRE Properties, Inc.                            05564E106    25946   676550 SH       SOLE                   676550
Boston Properties                               101121101    31056   560685 SH       SOLE                   560685
Brandywine Realty Trust                         105368203    19583   687600 SH       SOLE                   687600
Brookfield Properties Corp                      112900105    15668   485675 SH       SOLE                   485675
Camden Property Trust                           133131102    19354   418914 SH       SOLE                   418914
CarrAmerica Realty Corp.                        144418100    18910   578275 SH       SOLE                   578275
Catellus Development Corp                       149113102    12726   480055 SH       SOLE                   480055
Developers Diversified Realty                   251591103    32707   835425 SH       SOLE                   835425
Duke Realty Investments, Inc.                   264411505     1680    50600 SH       SOLE                    50600
Entertainment Properties Trust                  29380T105     4535   119975 SH       SOLE                   119975
Equity Office Properties Trust                  294741103    21202   778050 SH       SOLE                   778050
Equity Residential Properties                   29476L107    35282  1138125 SH       SOLE                  1138125
Essex Property Trust, Inc.                      297178105     8897   123825 SH       SOLE                   123825
Federal Realty Investment Trus                  313747206    15717   357200 SH       SOLE                   357200
First Industrial Realty Trust,                  32054K103     2107    57100 SH       SOLE                    57100
First Potomac Realty Trust                      33610F109    12846   621775 SH       SOLE                   621775
General Growth Properties                       370021107    22828   736375 SH       SOLE                   736375
Global Signal, Inc.                             37944Q103     7023   306675 SH       SOLE                   306675
Gramercy Capital Corp                           384871109     1296    83100 SH       SOLE                    83100
Healthcare REIT Inc                             42217K106    20771   590075 SH       SOLE                   590075
Highland Hospitality Corp                       430141101     7970   699150 SH       SOLE                   699150
Highwoods Properties, Inc.                      431284108    15932   647375 SH       SOLE                   647375
Hilton Hotels Corp                              432848109    10685   567150 SH       SOLE                   567150
Hospitality Properties Trust                    44106M102     1432    33700 SH       SOLE                    33700
Host Marriott Corp                              44107P104    18848  1343375 SH       SOLE                  1343375
ISTAR Financial, Inc.                           45031U101     1703    41300 SH       SOLE                    41300
Kimco Realty Corp.                              49446R109    19963   389150 SH       SOLE                   389150
Macerich Company                                554382101    35290   662230 SH       SOLE                   662230
Mack Cali Realty Corporation                    554489104    13005   293575 SH       SOLE                   293575
Maguire Properties Inc.                         559775101     2613   107500 SH       SOLE                   107500
Mid-America Apartment Communit                  59522J103     2419    62100 SH       SOLE                    62100
Mills Corp                                      601148109    17605   339400 SH       SOLE                   339400
Pennsylvania REIT                               709102107    26652   689400 SH       SOLE                   689400
Post Properties, Inc.                           737464107    23563   788050 SH       SOLE                   788050
Prologis Trust                                  743410102    40192  1140509 SH       SOLE                  1140509
Public Storage, Inc.                            74460D109    23945   483250 SH       SOLE                   483250
Reckson Associates                              75621K106    23385   813400 SH       SOLE                   813400
SL Green Realty                                 78440X101    20291   391650 SH       SOLE                   391650
Shurgard Storage Centers, Inc.                  82567D104     9810   252825 SH       SOLE                   252825
Simon Property Group, Inc.                      828806109    32686   609475 SH       SOLE                   609475
Sizeler Property Investors                      830137105      616    66200 SH       SOLE                    66200
St. Joe Company                                 790148100    23429   490450 SH       SOLE                   490450
Starwood Hotels & Resorts Worl                  85590A203    38847   836850 SH       SOLE                   836850
Strategic Hotel Capital Inc                     86272T106     9694   716975 SH       SOLE                   716975
Trizec Properties Inc.                          89687P107    16667  1043625 SH       SOLE                  1043625
United Dominion Realty                          910197102    11710   590495 SH       SOLE                   590495
Ventas Inc.                                     92276F100    17849   688625 SH       SOLE                   688625
Vornado Realty Trust                            929042109    35913   572955 SH       SOLE                   572955
Weingarten Realty Investment T                  948741103    16900   511975 SH       SOLE                   511975
Capital Automotive REIT Series                  139733307      965    37000 SH       SOLE                    37000
Developers Diversified Series                   251591780     1055    41600 SH       SOLE                    41600
Essex Property Trust Series F                   297178204      513    20500 SH       SOLE                    20500
Kilroy Realty Corp Series E                     49427F405      335    12800 SH       SOLE                    12800
Maguire Properties Inc. - Clas                  559775200      710    28500 SH       SOLE                    28500